Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Net sales	$ 148,704	$ 73,287	$ 405,747	$ 290,641	$ 249,087
Cost of sales	124,689	61,362	340,352	242,087	212,747
Gross profit	24,015	11,925	65,395	48,554	36,340
Operating expenses:
Research and development	1,744	1,375	6,383	4,813	3,915
Selling, general, and administrative	6,858	6,364	28,126	24,729	22,465
Amortization of intangible assets	1,795	1,603	7,015	6,411	6,411
Total operating expenses	10,397	9,342	41,524	35,953	32,791
Operating income	13,618	2,583	23,871	12,601	3,549
Interest expense, net	690	902	4,370	3,831	3,118
Other expense (income), net	(549)	(387)	(629)	(46)	253
Income from continuing operations before income taxes	13,477	2,068	20,130	8,816	178
Income tax expense (benefit) from continuing operations	525	236	(649)	(3,991)	(5,604)
Net income from continuing operations	12,952	1,832	20,779	12,807	5,782
Discontinued operations:
Income (loss) from discontinued operations before taxes	(111)	(1,724)	(4,077)	(7,406)	132
Income tax expense (benefit) from discontinued operations	1	1	40	(225)	(254)
Net income (loss) from discontinued operations	(112)	(1,725)	(4,117)	(7,181)	386
Net income	12,840	107	16,662	5,626	6,168
Less: Preferred share dividend				(22,127)
Less: Undistributed earnings attributable to preferred shareholders		$ (107)	(15,284)		(6,165)
Net income (loss) attributable to ordinary shareholders	$ 12,840		$ 1,378	$ (16,501)	$ 3
Net income per share from continuing operations attributable to ordinary shareholders, Basic	$ 0.53	$ 0.11	$ 1.14	$ (292.39)	$ 0.36
Net income per share from continuing operations attributable to ordinary shareholders, Diluted	0.51	0.03	0.87	(292.39)	0.16
Net income per share attributable to ordinary shareholders, Basic	0.52	0.00	0.92	(517.68)	0.36
Net income per share attributable to ordinary shareholders, Diluted	$ 0.50	$ 0.00	$ 0.70	$ (517.68)	$ 0.16
Shares used to compute net income (loss) per share attributable to ordinary shareholders:
Shares used to compute net income per share attributable to ordinary shareholders, Basic	24,654,415	65,673	1,503,296	31,875	8,402
Shares used to compute net income per share attributable to ordinary shareholders, Diluted	25,640,089	65,673	1,967,926	31,875	18,422
Continuing Operations
Shares used to compute net income (loss) per share attributable to ordinary shareholders:
Shares used to compute net income per share attributable to ordinary shareholders, Basic	24,654,415	65,673	1,503,296	31,875	8,402
Shares used to compute net income per share attributable to ordinary shareholders, Diluted	25,640,089	249,889	1,967,926	31,875	18,422